Long term investments - Long-term debt investments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Long-term investments
Allowance for credit loss	¥ 0
Amortized cost, after allowance for credit loss	87,340
Gross unrecognized holding gains	0
Interest income held-to-maturity debt securities	3,449	¥ 0	¥ 0
Due in 2 years through 5 years	87,340
Long-term debt investments	144,873
Fair value, gain (loss)	¥ 5,054